PRINCIPAL ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2025
PRINCIPAL ACCOUNTING POLICIES
PRINCIPAL ACCOUNTING POLICIES

2. PRINCIPAL ACCOUNTING POLICIES

<1> Basis of presentation

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“US GAAP”). Significant accounting policies followed by the Group in the preparation of the accompanying consolidated financial statements are summarized below.

The consolidated financial statements include the accounts of the Company and include the assets, liabilities, revenues and expenses of wholly owned and majority owned subsidiaries, VIE and subsidiaries of the VIE over which the Company exercises control and, when applicable, entity for which the Company has a controlling financial interest or is the primary beneficiary. All inter-company accounts and transactions have been eliminated in consolidation.

<2> Consolidation

The consolidated financial statements include the financial statements of The9 Limited, its subsidiaries and VIE in which it has a controlling financial interest. A subsidiary is consolidated from the date on which the Group obtained control and continues to be consolidated until the date that such control ceases. A controlling financial interest is typically determined when a company holds a majority of the voting equity interest in an entity. If the Group demonstrates its ability to control a VIE through its rights to all the residual benefits of the VIE and its obligation to fund losses of the VIE, then the VIE is consolidated. All intercompany balances and transactions between The9 Limited, its subsidiaries, VIE and subsidiaries of the VIE have been eliminated in consolidation.

PRC laws and regulations currently prohibit or restrict foreign ownership of internet-related business. In September 2009, the General Administration of Press and Publication Radio, Film and Television (“GAPPRFT”) further promulgated the Circular Regarding the Implementation of the Department Reorganization Regulation by State Council and Relevant Interpretation by State Commission Office for Public Sector Reform to Further Strengthen the Administration of Pre-approval on Online Games and Approval on Import Online Games (the “GAPP Circular”). Pursuant to Administrative Measures on Network Publication (the “Network Publication Measures”) jointly issued by GAPPRFT and the Ministry of Information Industry (which has subsequently been reorganized as the Ministry of Industry and Information Technology) (“MIIT”) on February 4, 2016, effective from March 2016, wholly foreign-owned enterprises, Sino-foreign equity joint ventures and Sino-foreign cooperative enterprises shall not engage in the provision of web publishing services, including online game services. Prior examination and approval by GAPPRFT are required on project cooperation involving internet publishing services between an internet publishing services and a wholly foreign-owned enterprise, Sino-foreign equity joint venture, or Sino-foreign cooperative enterprise within China or an overseas organization or individual. It is unclear whether PRC authorities will deem the Group’s VIE structure as a kind of such “manners of cooperation” by foreign investors to gain control over or participate in domestic online game operators, and it is not clear whether GAPPRFT and MIIT have regulatory authority over the ownership structures of online game companies based in China and online game operations in China. Therefore, the Group believes that its ability to direct those activities of its VIE and subsidiaries of the VIE that most significantly impact their economic performance is not affected by the GAPP Circular.

<3> Use of estimates

The preparation of consolidated financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the consolidated financial statements, and the reported revenues and expenses during the reporting periods. The most significant accounting estimates reflected in the Group’s consolidated financial statements include impairment of long-term investments, allowance for credit losses, assessment of impairment of property, equipment and software, and other long-lived assets, assessment of impairment of advances to suppliers and other advances, incremental borrowing rates for lease assessment, fair value of the warrants, fair value of conversion feature, share-based compensation expenses, consolidation of VIE and its subsidiaries, valuation allowances for deferred tax assets, and contingencies. Such accounting policies are affected significantly by judgments, assumptions and estimates used in the preparation of the Group’s consolidated financial statements, and actual results could differ materially from these estimates.

<4> Foreign currency translation

The Group’s reporting currency is the Renminbi (“RMB”). The Group’s functional currency, with the exception of the parent company, The9 and its subsidiaries, NBTC US Inc., 1111 Limited, Vast Ocean, NBTC Limited, Gamenow.net (Hong Kong), China The9 Interactive Ltd, and The9 Singapore Pte. Ltd. is the RMB. The functional currency of the parent, The9, NBTC US Inc., 1111 Limited, Vast Ocean, NBTC Limited, Gamenow.net (Hong Kong), China The9 Interactive Ltd and The9 Singapore Pte. Ltd, is the United States dollar (“US$” or “U.S. dollar”). Assets and liabilities of The9, NBTC US Inc., 1111 Limited, Vast Ocean, NBTC Limited, Gamenow.net (Hong Kong), China The9 Interactive Ltd and The9 Singapore Pte. Ltd. are translated at the current exchange rates quoted by the People’s Bank of China (the “PBOC”) in effect at the balance sheet dates. Equity accounts are translated at historical exchange rates and revenues and expenses are translated at the average exchange rates in effect during the reporting period to RMB. Gains and losses resulting from foreign currency translation to reporting currency are recorded in accumulated other comprehensive income (loss) in the consolidated statements of changes in equity for the years presented. Transactions denominated in currencies other than functional currencies, are translated into functional currencies at the exchange rates prevailing at the dates of the transactions. Gains and losses resulting from foreign currency transactions are included in the consolidated statements of operations and comprehensive income (loss). Monetary assets and liabilities denominated in foreign currencies are translated into functional currencies using the applicable exchange rates at the balance sheet dates. All such exchange gains and losses are included in foreign exchange loss in the consolidated statements of operations and comprehensive income (loss).

<5> Cash and cash equivalents

Cash and cash equivalents represent cash on hand, cash in banks and highly liquid investments with a maturity date when acquired of three months or less. As of December 31, 2024 and 2025, cash and cash equivalents were comprised primarily of bank deposits where cash is deposited with reputable financial institutions. Included in cash and cash equivalents as of December 31, 2024 and 2025 are amounts denominated in U.S. dollar totaling US$0.6 million and US$6.3 million, respectively.

The RMB is not a freely convertible currency. The PRC State Administration for Foreign Exchange, under the authority of the PBOC, controls the conversion of RMB into foreign currencies. The value of the RMB is subject to changes in central government policies and to international economic and political developments affecting supply and demand in China’s foreign exchange trading system market. The Group’s aggregate amount of cash and cash equivalents denominated in RMB amounted to RMB6.6 million and RMB13.7 million (US$2.0 million) as of December 31, 2024 and 2025, respectively.

The Group’s operations are carried out in the PRC. Accordingly, the Group’s business, financial condition, and results of operations may be influenced by the political, economic, and legal environment in the PRC, and by the general state of the economy of the PRC. The Group’s operations in the PRC are subject to specific considerations and significant risks not typically associated with companies in North America. The Group’s results may be adversely affected by changes in governmental policies with respect to laws and regulations, anti-inflationary measures, currency conversion and remittance abroad, and rates and methods of taxation, among other things. Financial instruments which potentially subject the Group to concentrations of credit risk consist principally of cash and trade accounts receivable. Per PRC regulations, the maximum insured bank deposit amount is RMB 500,000 (US$ 71,499) on December 31, 2025 exchange rate) for each depositor per financial institution. The Group’s total unprotected cash held in bank amounted to approximately RMB 4.1 million and RMB 52.7 million (US$7.5 million), as of December 31, 2024 and 2025, respectively. The Group has not experienced any losses in such accounts and believes it is not exposed to any risks on its cash held in bank accounts.

The Group’s subsidiary has bank accounts held in the United States. The combined account balances at each institution located in the United States typically exceed FDIC insurance coverage of RMB 1.7 million (US$250,000), per depositor. The Group’s total unprotected cash held in bank amounted to approximately $nil and $nil, as of December 31, 2024 and 2025, respectively. The Group has not experienced any losses in such accounts and believes it is not exposed to any risks on its cash held in bank accounts.

<6> Allowance for credit losses

Effective on January 1, 2020, the Group adopted Accounting Standards Update (“ASU”) No. 2016-13, Financial Instruments—Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments (“ASU 2016-13”) which requires the measurement and recognition of expected credit losses for financial assets held at amortized cost and is codified in Accounting Standards Codification (“ASC”) Topic 326, Credit Losses (“ASC 326”). ASU 2016-13 replaced the existing incurred loss impairment model and introduces an expected loss approach with macroeconomic forecasts referred to as a current expected credit losses (“CECL”) methodology, which resulted in more timely recognition of credit losses. There was no significant impact on its consolidated financial statements and related disclosures as a result. Under the incurred loss methodology, credit losses are only recognized when the losses are probable of having been incurred. The CECL methodology requires that the full amount of expected credit losses for the lifetime of the financial instrument be recorded at the time it is originated or acquired, considering relevant historical experience, current conditions and reasonable and supportable macroeconomic forecasts that affect the collectability of financial assets, and adjusted for changes in expected lifetime credit losses subsequently, which may require earlier recognition of credit losses.

Accounts receivable primarily consist of amounts due from third-party game platforms and a related party. As of December 31, 2025, accounts receivable – related party amounted to RMB 6.3 million (US$0.9 million). No allowance for credit losses has been recorded for accounts receivable – related party, as such amounts are considered fully collectible. See Note 7 and Note 8 for further details.

Other receivables are included in prepayments and other current assets. Both accounts receivable and other receivables are recorded net of allowance for credit losses. Allowances for credit losses are charged to general and administrative expenses. The Group provided an allowance for credit losses of RMB17.8 million, nil and RMB 7.8 million (US$1.1 million) for the years ended December 31, 2023, 2024 and 2025, respectively. The Group has written-off an amount of RMB0.1 million, RMB0.8 million and RMB 7.8 million (US$1.1 million) for the years ended December 31, 2023, 2024 and 2025, respectively. The ending balance of allowances for credit losses are RMB 39.6 million and RMB 40.8 million (US$5.7 million) as of December 31, 2024 and 2025, respectively.

<7> Investments in equity method investee and loan to equity method investee

Equity investments are comprised of investments in privately held companies. The Group uses the equity method to account for an equity investment over which it has the ability to exert significant influence but does not otherwise have control. The Group records equity method investments at the cost of acquisition, plus the Group’s share in undistributed earnings and losses since acquisition. For equity investments over which the Group does not have significant influence or control, the cost method of accounting is used.

The Group has historically provided financial support to certain equity investees in the form of loans. If the Group’s share of the undistributed losses exceeds the carrying amount of an investment accounted for by the equity method, the Group continues to report losses up to the investment carrying amount, including any loans balance due from the equity investees.

The Group assesses its equity investments and loans to equity investees for impairment on a periodic basis by considering factors including, but not limited to, current economic and market conditions, the operating performance of the investees including current earnings trends, the technological feasibility of the investee’s products and technologies, the general market conditions in the investee’s industry or geographic area, factors related to the investee’s ability to remain in business, such as the investee’s liquidity, debt ratios, cash burn rate, and other company-specific information including recent financing rounds. If it has been determined that the equity investment is less than its related fair value and that this decline is other-than-temporary, the carrying value of the investment and loan to equity investee is adjusted downward to reflect these declines in value.

<8> Property, equipment and software, net

Property, equipment and software are stated at cost less accumulated depreciation and amortization. Depreciation and amortization are computed using the straight-line method over the following estimated useful lives:

Leasehold improvements	Shorter of respective lease term or estimated useful life

Computer and equipment	26 months to 4 years

Software	5 years

Office furniture and fixtures	3 years

Motor vehicles	5 years

Office buildings	10 to 20 years

Management has assessed the basis of depreciation of the Group’s Crypto-currency Machines used to verify digital currency transactions and generate digital currencies and believes they should be depreciated over a 3 year period. The rate at which the Group generates digital assets and, therefore, consumes the economic benefits of its transaction verification servers are influenced by a number of factors including the following:

●the complexity of the transaction verification process which is driven by the algorithms contained within the bitcoin open source software;
●the general availability of appropriate computer processing capacity on a global basis (commonly referred to in the industry as hashing capacity which is measured in Petahash units); and
●technological obsolescence reflecting rapid development in the transaction verification server industry such that more recently developed hardware is more economically efficient to run in terms of digital assets generated as a function of operating costs, primarily power costs i.e. the speed of hardware evolution in the industry is such that later hardware models generally have faster processing capacity combined with lower operating costs and a lower cost of purchase.

The Group operates in an emerging industry for which limited data is available to make estimates of the useful economic lives of specialized equipment. Property and equipment are stated at cost, net of accumulated depreciation. Depreciation is computed using the straight-line method over the estimated useful lives of the assets. This assessment takes into consideration the availability of historical data and management’s expectations regarding the direction of the industry including potential changes in technology. Management will review this estimate annually and will revise such estimates as and when data becomes available.

To the extent that any of the assumptions underlying management’s estimate of useful life of its transaction verification servers are subject to revision in a future reporting period either as a result of changes in circumstances or through the availability of greater quantities of data then the estimated useful life could change and have a prospective impact on depreciation expense and the carrying amounts of these assets.

<9> Intangible assets, net

Intangible assets consist primarily of acquired game licenses and acquired software.

Acquired game licenses are amortized on a straight-line basis over the shorter of the useful economic life of the relevant online game or license period, which is five years. Amortization of acquired game licenses commences upon monetization of the related online game. In 2025, the Group paid RMB 3 million (US$0.4 million) to the third-party game publisher to acquire game licenses. The initial cost of the licenses was RMB 2.8 million (net of recoverable taxes of RMB 0.2 million).

The Group paid RMB 7.5 million (US$1.1 million) to acquire an AI software platform - an AI-driven User Acquisition & Platform Distribution Hub. The total purchase price is RMB 14.5 million (US$2.1 million), of which RMB 7.0 million (US$1.0 million) remains payable as of December 31, 2025. Acquired game licenses are amortized on a straight-line basis over the shorter of the useful economic life or five years, please refer to the accounting policies “<8> Property, equipment and software, net”.

The Group recognizes intangible assets acquired through business acquisitions as assets separate from goodwill. Acquired in-process research and development costs are initially considered an indefinite-lived asset. Upon completion of the research and development efforts, these costs are recorded as acquired game development costs and are amortized on a straight-line basis over the estimated useful economic life of the relevant online game. Amortization of acquired game development cost commences upon monetization of the related online game. Intangible assets are amortized on a straight-line basis over the estimated useful economic life of the relevant online game.

<10> Cryptocurrencies

Cryptocurrencies (including Bitcoin, USDT, ETH, Filecoin and USDC) are included in current assets in the accompanying consolidated balance sheets. Cryptocurrencies purchased are recorded at cost and Cryptocurrencies awarded to the Group through its mining activities are accounted for in connection with the Group’s revenue recognition policy disclosed below.

Effective January 1, 2023, the Group has elected to early adopt ASU No. 2023-08. As a result of the adoption of ASU 2023-08, cryptocurrencies are recorded at fair value, and changes in fair value are recognized in Change in fair value of cryptocurrencies, under Operating income (expenses) on the Consolidated Statements of Operations and Comprehensive Income (Loss), as of, and for the years ended December 31, 2023 and 2024. The Group tracks its cost basis of cryptocurrencies in accordance with the first-in-first-out (“FIFO”) method of accounting. See Note 15 – Cryptocurrencies, for further information regarding the Group’s impact of the adoption of ASU 2023-08.

Prior to the adoption of ASU 2023-08, the Group accounted for its cryptocurrencies as intangible assets with an indefinite useful life in accordance with ASC 350, Intangibles – Goodwill and Other. Cryptocurrencies were sold on a FIFO basis and measured for impairment whenever indicators of impairment are identified based on the intraday lowest quoted price of the crypto assets. To the extent an impairment loss was recognized, the loss established the new cost basis of the crypto assets. Subsequent reversal of impairment losses was not permitted.

Cryptocurrencies are classified on the Group’s Consolidated Balance Sheets as current assets due to the Group’s ability to sell them in a highly liquid marketplace, as our cryptocurrencies are reasonably expected to be realized in cash or sold or consumed during the normal operation cycle of our business to support operations when needed.

Pledged Cryptocurrencies are classified on the Groups’ Consolidated Balance Sheets as Cryptocurrencies, restricted, which will be released within one year are included in the current assets, as they are reasonably expected to be realized in cash or sold or consumed during the normal operation cycle of our business. Cryptocurrencies, restricted, which will be released over one year are included in the non-current assets.

Cryptocurrencies awarded to the Company through its mining activities as noncash consideration are included within operating activities on the accompanying consolidated statements of cash flows. Purchase and sales of Cryptocurrencies and converted nearly immediately into cash, the cash received is classified as Operating activities on the Consolidated Statements of Cash Flows.

<11> Impairment of long-lived assets

The Group evaluates its long-lived assets, including finite-lived intangible assets, for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable or that the useful life is shorter than the Group had originally estimated. The Group assesses the recoverability of the long-lived assets by comparing the carrying amount to the estimated future undiscounted cash flow expected to result from the use of the assets and their eventual disposition. If the sum of the expected undiscounted cash flows is less than the carrying amount of the assets, the Group would recognize an impairment loss based on the fair value of the assets.

Indefinite-lived intangible assets are tested for impairment annually or more frequently if events or changes in circumstances indicate that the asset might be impaired. The impairment test consists of a comparison of the fair value of the intangible asset to its carrying amount. If the carrying amount exceeds the fair value, an impairment loss is recognized in an amount equal to that excess.

<12> Revenue recognition

The Group recognizes revenues when control of the promised goods or services is transferred to our customers, in an amount that reflects the consideration expected to be entitled to in exchange for those goods or services. Depending on the terms of the contract and the laws that apply to the contract, control of the goods or services may be transferred over time or at a point in time. The Group does not believe that significant management judgments are involved in revenue recognition. Under ASC 606, Revenue from contracts with customers, the core principle of the revenue standard is that a company should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the company expects to be entitled in exchange for those goods or services. The following five steps are applied to achieve that core principle:

●	Step 1: Identify the contract with the customer;
●	Step 2: Identify the performance obligations in the contract;
●	Step 3: Determine the transaction price;
●	Step 4: Allocate the transaction price to the performance obligations in the contract; and
●	Step 5: Recognize revenue when the Company satisfies a performance obligation.

In order to identify the performance obligations in a contract with a customer, a company must assess the promised goods or services in the contract and identify each promised good or service that is distinct. A performance obligation meets ASC 606’s definition of a “distinct” good or service (or bundle of goods or services) if both of the following criteria are met: The customer can benefit from the good or service either on its own or together with other resources that are readily available to the customer (i.e., the good or service is capable of being distinct), and the entity’s promise to transfer the good or service to the customer is separately identifiable from other promises in the contract (i.e., the promise to transfer the good or service is distinct within the context of the contract).

If a good or service is not distinct, the good or service is combined with other promised goods or services until a bundle of goods or services is identified that is distinct.

The transaction price is the amount of consideration to which an entity expects to be entitled in exchange for transferring promised goods or services to a customer. The consideration promised in a contract with a customer may include fixed amounts, variable amounts, or both. When determining the transaction price, an entity must consider the effects of all of the following:

●	Variable consideration
●	Constraining estimates of variable consideration
●	The existence of a significant financing component in the contract
●	Noncash consideration
●	Consideration payable to a customer

Variable consideration is included in the transaction price only to the extent that it is probable that a significant reversal in the amount of cumulative revenue recognized will not occur when the uncertainty associated with the variable consideration is subsequently resolved. The transaction price is allocated to each performance obligation on a relative standalone selling price basis. The transaction price allocated to each performance obligation is recognized when that performance obligation is satisfied, at a point in time or over time as appropriate.

Cryptocurrency Mining Revenue

The Group’s cryptocurrency mining revenues are in Bitcoin. The Group generates our Bitcoin mining revenues through the provision of computing power, or hash rate, in crypto asset transaction verification services to Bitcoin mining pool operators in exchange for non-cash consideration in Bitcoin. The provision of computing power is the sole performance obligation in the Group’s agreements with the mining pool operators and is satisfied over time. The Group is entitled to receive a fractional share of the Bitcoin award (less mining pool fees deducted by the mining pool operators) from the Bitcoin mining pool operators based on the daily computing power provided to the mining pool operators. The Contract inception and the Group’s enforceable right to compensation begins only when, and lasts as long as, the Group provides computing power to the mining pool operator on a daily basis. The contract is terminable at any time either by the Company or the mining pool operator without any penalty to either party. As such, the termination option results in a contract that continuously renews and therefore has a duration for accounting purposes of less than 24 hours. However, the continual renewal of the agreement does not represent a material right requiring separate performance obligations, as the contractual payout formula remains the same upon each renewal.

Currently, the Group only participates in a Full-Pay-Per-Share (“FPPS”) mining pool. The FPPS payout model of Bitcoin is based on a contractual formula, which primarily calculates the hash rate provided to the mining pool as a percentage of total network hash rate, and other inputs, less mining pool fees. The Group is entitled to compensation once it begins to provide computing power that measures in hash rate to the mining pool operator over a 24-hour period beginning midnight UTC and ending 23:59:59 UTC on the same day of contract inception. The Group recognizes non-cash consideration on the same day that control of the contracted service is transferred to the mining pool operator, which is the same day as the contract inception.

The transaction consideration the Group received, if any, is noncash consideration in the form of Bitcoin. Changes in the fair value of the noncash consideration after contract inception due to the form of the consideration (changes in the market price of Bitcoin) are not included in the transaction price and, therefore, are not included in revenue.

The consideration is all variable. Because it is probable that a significant reversal of cumulative revenue will not occur and we are able to calculate the payout based on the contractual formula, noncash consideration is recognized based on the spot price of Bitcoin determined using our principal market for Bitcoin at the inception of each contract, which is on a daily basis. Noncash consideration is measured at fair value at contract inception. The fair value of the cryptocurrency consideration is determined using the quoted price per our principal market for Bitcoin at the beginning of the contract period, which is the same day that control of the contracted service is transferred to the mining pool operator. This amount (less mining pool fees deducted by the mining pool operator) is recognized as revenue as hash rate is provided to the mining pool operator.

Online game services

The Group earns revenue from the provision of online game operation services to players on the Group’s game servers and third-party platforms and overseas licensing of online game to other operators. The Group grants operation rights on authorized games, together with associated services that are rendered to customers over time. The Group adopts a virtual item and service consumption model for online game services. Players can access certain games free of charge, but many purchase game points to acquire in-game premium features. The Group may act as principal or agent depending on the nature of the transaction.

In 2025, the Group launched 9-bit related businesses, including the sale of game currency CDKEYs. CDKEYs are nonrefundable and non-returnable once sold. Revenue from CDKEYs is recognized at the point of sale, when the CDKEY is made available to the customer and the performance obligation is satisfied.

The determination of whether to record revenue gross or net is based on an assessment of various factors, including whether the Group (i) controls the specified virtual goods or services before transfer to the customer; (ii) customizes the virtual product or performs part of the services; (iii) has discretion over the selling price; (iv) has involvement in determining product or service specifications. The assessment is performed for all licensed online games.

When acting as principal

Revenues from online game operation operated through telecom carriers and certain online game operators are recognized upon consumption of the in-game premium features based on gross revenue sharing-payments to third-party operators, but net of value-added tax (“VAT”). The Group earns revenue from the sale of in-game virtual items. Revenue is recognized as the virtual items are consumed or over the estimated lives of the virtual items, estimated based on the average period that players are active and players’ behavior patterns derived from operating data. Accordingly, commission fees paid to third-party operators are recorded as cost of revenues.

When acting as agent

With respect to game license arrangements entered into by third-party operators, if the terms provide that (i) third-party operators are responsible for providing the game desired by the game players; (ii) the hosting and maintenance of game servers for running the games is the responsibility of third-party operators; (iii) third-party operators have the right to review and approve the pricing of in-game virtual items and the specification, modification or update of any game made by the Group; and (iv) publishing, providing payment solution and market promotion services are the responsibilities of third-party operators and the Group is responsible to provide intellectual property licensing and subsequent technical services, then the Group considers itself an agent of the third-party operators in such arrangements with game players. Accordingly, the Group records game revenues from these licensed games, net of amounts paid to the third-party operators.

Licensing revenue

The Group licenses its online games, most of which are developed in-house, to third parties. The Group receives monthly revenue-based royalty payments from third-party licensee operators. These royalties are recognized when the relevant game services are provided to end users. The Group views third-party licensee operators as its customers and recognizes revenue when the Group has transferred control of the game services.

Royalties are recognized only at the later of (a) the subsequent sale or usage by the licensee occurs or (b) the performance obligation to which the royalty relates has been satisfied, in whole or in part.

The fixed fee and variable royalty components of each license are recognized ratably over the contractual license term, commencing when the game is launched and the licensee is granted access, because the Group’s intellectual property subject to the license is symbolic in nature and the licensee has the right to access such intellectual property as it exists throughout the license period.

Other than Bitcoins, the Group is also engaged in the mining of Filecoins. The Group generates Filecoins mining income through provision of computing storage space to the main networks. In exchange for that, The Group is entitled to receive a fractional share of the Filecoins awards from the main networks.

For Filecoin mining, unlike other cryptocurrency mining, Filecoin mining main network requires miners not only to contribute mining machines with computing storage space, but miners also need to pledge certain amount of Filecoins to the main network to start the Filecoin mining. Then Filecoin main network will continuously reward the miners by Filecoin awards. Upon the end of the mining process, which is typically a 540 days process, the Filecoin main network will release the pledged Filecoins to the miners. The Group cooperates with a third party company where we contribute mining machines and the third party contributes Filecoins for pledging to the Filcoin main network. Under this mining cooperation, the Filecoins mined are distributed to the third party ahead of us according to the agreed distribution schedule. Therefore, in the early stage of the 540 days mining process, the Group did not own any Filecoin. Since it is not probable that a significant reversal of cumulative income will not occur, the Group does not recognize any Filecoin mining income before the Group starts to own the Filecoins being mined. The Group started to own the Filecoins being mined from January 1, 2022. The Group relies on a Filecoin mining company to manage the Filecoin mining instead of managing by itself as the Bitcoin mining operation. The Group cannot control the timing and quantity if any of Filecoin to receive and earn. Accordingly, the Group only records Filecoin income as investment income when it actually receives the Filecoin in its cryptocurrency wallet. The Filecoin income is included in other income line item in the accompanying consolidated statements of operations and comprehensive income (loss) in the amount of RMB 1.5 million and RMB 2 million and RMB 0.3 million (US$0.04 million) for the years ended December 31, 2023, 2024 and 2025, respectively.

Data value-added services

The Group primarily provides clients with user data value-added services, including promotional user profile analysis reports and customized promotion solutions designed to help clients grow their user base and improve app rankings.

Revenue is recognized when control of the promised services is transferred to the customer, in an amount that reflects the consideration the Group expects to be entitled to in exchange for those services. Depending on the terms of the contract, control may transfer at a point in time or over time.

Promotion and advertising revenue

The Group’s revenue primarily is derived from promoting client products and related advertisements on information flow channels, with income earned through one or multiple billing methods as stipulated in the underlying contracts. Currently, the Group mainly adopts the generalized CPA pricing model, which bills based on the actual number of SMS messages delivered or outbound calls made. Revenue from SMS-based billing is recognized when the SMS is successfully delivered. Revenue from call-based billing is recognized when the call is successfully connected.

<13> Advances from customers

The Group licenses proprietary games to operators in other countries and receives license fees and royalty income. License fees received in advance of the monetization of the game is recorded in advances from customers.

<14> Convertible notes

Convertible Notes and Beneficial Conversion Feature (“BCF”)

The Group evaluates its convertible notes, options, warrants or other contracts, if any, to determine if those contracts or embedded components of those contracts qualify as derivatives to be separately accounted for in accordance with Accounting Standards Codification Topic 815, Accounting for Derivative Instruments and Hedging Activities (“ASC 815”) as well as related interpretations of this standard and Accounting Standards Update 2020-06, which was adopted by the Group effective January 1, 2021. The Group recognizes derivative instruments as either assets or liabilities in the balance sheet and are measured at fair values with gains or losses recognized in earnings. Embedded derivatives that are not clearly and closely related to the host contract are bifurcated and are recognized at fair value with changes in fair value recognized as either a gain or loss in earnings. The result of this accounting treatment is that the fair value of the derivative instrument is marked-to-market each balance sheet date and with the change in fair value recognized in the statement of operations as other income or expense.

Upon conversion, exercise or cancellation of a derivative instrument, the instrument is marked to fair value at the date of conversion, exercise or cancellation then that the related fair value is removed from the books. Gains or losses on convertible notes extinguishment are recognized in the statement of operations upon conversion, exercise or cancellation of a derivative instrument after any shares issued in such a transaction are recorded at market value. The classification of derivative instruments, including whether such instruments should be recorded as liabilities or as equity, is re-assessed at the end of each reporting period. Equity instruments that are initially classified as equity that become subject to reclassification are reclassified to liability at the fair value of the instrument on the reclassification date. Instruments that become a derivative after inception are recognized as a derivative on the date they become a derivative with the offsetting entry recorded in earnings.

The Group determines the fair value of derivative instruments and hybrid instruments, considering all of the rights and obligations of each instrument, based on available market data using the Black-Scholes model, adjusted for the effect of dilution, because it embodies all of the requisite assumptions (including trading volatility, estimated terms, and risk-free rates) necessary to fair value these instruments. For instruments in default with no remaining time to maturity the Group uses a one-year term for their years to maturity estimate unless a sooner conversion date can be estimated or is known. Estimating fair values of derivative financial instruments requires the development of significant and subjective estimates that may, and are likely to, change over the duration of the instrument with related changes in internal and external market factors. In addition, option-based techniques (such as Black-Scholes model) are highly volatile and sensitive to changes in the trading market price of our common stock.

ASU 2020-06 changed the accounting for convertible instruments. It requires convertible debt instruments to be accounted for under one of the following three models: embedded derivative, substantial premium, or no proceeds allocated (traditional debt) models. It eliminated the cash conversion and beneficial conversion feature models.

<15>Warrants

The Group accounts for the warrants issued in connection with equity-linked instrument under authoritative guidance on accounting from ASC 480, Distinguishing Liabilities from Equity and ASC 815, Derivatives and Hedging. The Group classifies warrants in its consolidated balance sheet as a liability or equity based on the nature and characteristics of each warrant issued. For those warrants classified as equity, there is no remeasurement to the warrants after initial recognition. For those warrants classified as liability, the proceeds are allocated first to the liability classified warrants at the full fair value then the remaining proceeds allocated to the equity instruments offered. The warrants are initially recognized on its fair value as of issuance date then remeasured at each reporting period and adjusted to fair value. The changes in the fair value of the warrant liability are recorded in the income of the period.

<16> Cost of revenues

Cost of revenues consists primarily of electricity for cryptocurrency mining operations, online game royalties, revenue sharing to third-party game platform, telecom carriers and other suppliers, payroll and related expenses, maintenance and rental of Internet data center sites, depreciation and amortization of computer equipment and software, and other overhead expenses directly attributable to the services provided.

<17> Product development costs

For software development costs, including online games, to be sold or marketed to customers, the Group expenses software development costs incurred prior to reaching technological feasibility. Once a software product has reached technological feasibility, all subsequent software costs for that product are capitalized until that product is released for marketing, after which the capitalized costs are amortized over the estimated product life. For the years ended December 31, 2023, 2024 and 2025, although software products have reached technological feasibility, total software costs incurred subsequent to reaching technological feasibility were immaterial and therefore not capitalized.

For website and internally used software development costs, the Group expenses all costs incurred in connection with the planning and implementation phases of development and costs that are associated with repair or maintenance of the existing websites and software. Costs incurred in the application and infrastructure development phase are capitalized and amortized over the estimated product life. For all periods presented, the amount of internally generated costs qualifying for capitalization has been immaterial and, as a result, all website and internally used software development costs have been expensed as incurred.

Product development costs consist primarily of outsourced research and development, payroll, depreciation charges and other overhead costs incurred to develop, maintain, monitor, and manage the Group’s proprietary games and websites.

<18> Sales and marketing expenses

Sales and marketing expenses consist primarily of advertising and promotional expenses, payroll and other overhead expenses incurred by the Group’s sales and marketing personnel. Advertising expenses in the amount of RMB 0.2 million, nil and RMB 0.4 million (US$0.06 million) for the years ended December 31, 2023, 2024 and 2025, respectively, marketing expenses in the amount of RMB 1.5 million, 0.2 million and RMB 33.6 million (US$4.9 million) for the years ended December 31, 2023, 2024 and 2025, respectively, were expensed as incurred.

<19> Government grants

Unrestricted government subsidies from local government agencies allowing the Group full discretion to utilize the funds were nil, RMB 0.03 million and nil for the years ended December 31, 2023, 2024 and 2025, respectively, which were recorded in other income, net in the consolidated statements of operations and comprehensive income (loss).

<20> Share-based compensation

The Group has granted share-based compensation awards to certain employees under several equity plans. The Group measures the cost of employee services received in exchange for an equity award, based on the fair value of the award at the date of grant. Share-based compensation expense is recognized net of estimated forfeitures, determined based on historical experience. The Group recognizes share-based compensation expense over the requisite service period. For performance and market-based awards which also require a service period, the Group uses graded vesting over the longer of the derived service period or when the performance condition is considered probable. The Company determines the grant date fair value of stock options using a Black-Scholes Model with assumptions made regarding expected term, volatility, risk-free interest rate, and dividend yield. Once the equity value of the subsidiary is determined, it is allocated (as applicable) into the various classes of shares and options using the option-pricing method, which is one of the generally accepted valuation methodologies.

The expected term represents the period of time that stock-based awards granted are expected to be outstanding. The expected term of stock-based awards granted is determined based on historical data on employee exercise and post-vesting employment termination behavior. Expected volatilities are based on historical volatilities of the Company’s ordinary shares. Risk-free interest rate is based on United States government bonds issued with maturity terms similar to the expected term of the stock-based awards.

The Group recognizes compensation expense, net of estimated forfeitures, on all share-based awards on a straight-line basis over the requisite service period, which is generally a one-to-four-year vesting period or in the case of market-based awards, over the greater of the vesting period or derived service period. Forfeiture rate is estimated based on historical forfeiture patterns and adjusted to reflect future changes in circumstances and facts, if any. If actual forfeitures differ from those estimates, the estimates may need to be revised in subsequent periods. The Group uses historical data to estimate pre-vesting option forfeitures and record stock-based compensation expense only for those awards that are expected to vest.

For stock option modifications, the Group compares the fair value of the original award immediately before and after the modification. For modifications, or probable-to-probable vesting conditions, the incremental fair value of fully vested awards is recognized as expense on the date of the modification, with the incremental fair value of unvested awards recognized ratably over the new service period.

<21> Leases

Right-of-use (“ROU”) assets represent the Group’s right to use an underlying asset for the lease term and lease liabilities represent its obligation to make lease payments arising from the lease. The operating lease ROU assets and liabilities are recognized at lease commencement date based on the present value of lease payments over the lease term. As most of the Group’s leases do not provide an implicit rate, the Group uses the PBOC benchmark lending rate as a proxy for the incremental borrowing rate, based on the information available at lease commencement date. The operating lease ROU asset also includes any lease payments made and excludes lease incentives. The Group’s lease terms may include options to extend or terminate the lease. Renewal options are considered within the ROU assets and lease liability when it is reasonably certain that the Company will exercise that option. Lease expense for lease payments is recognized on a straight-line basis over the lease term.

For operating leases with a term of one year or less, the Group has elected to not recognize a lease liability or ROU asset on its consolidated balance sheet. Instead, it recognizes the lease payments as expense on a straight-line basis over the lease term. Short-term lease expense is immaterial to its consolidated statements of operations, comprehensive income (loss), and cash flows. The Group has operating lease agreements with insignificant non-lease components and has elected the practical expedient to combine and account for lease and non-lease components as a single lease component.

<22> Income taxes

Current income taxes are provided for in accordance with the laws and regulations applicable to the Group as enacted by the relevant tax authorities. Income taxes are accounted for under the asset and liability method. Deferred taxes are determined based upon differences between the financial reporting and tax bases of assets and liabilities at currently enacted statutory tax rates for the years in which the differences are expected to reverse. The effect on deferred taxes of a change in tax rates is recognized income from continuing operations in the period of enactment. A valuation allowance is provided on deferred tax assets to the extent that it is more likely than not that such deferred tax assets will not be realized. The total income tax provision includes current tax expenses under applicable tax regulations and the change in the balance of deferred tax assets and liabilities.

The Group recognizes the impact of an uncertain income tax position at the largest amount that is more-likely-than not to be sustained upon audit by the relevant tax authority. Income tax related interest is classified as interest expense and penalties are classified as income tax expense. Since February 2021, the Group started the cryptocurrency mining business in China. In September 2021, due to regulatory reason, the Group ceased the cryptocurrency mining business in China and started to conduct such business out of China. From February to September 2021, the Group did not sell any cryptocurrency for fiat. As such, there is no tax impact in China. We actually did not use “more-likely-than-not” criteria to measure our tax position. All our mining is conducted by our HK subsidiaries. For HK, it’s offshore activities and not taxable. Should there be any update in China tax laws on mining revenue, we will accrue and pay any relevant taxes according to tax laws.

<23> Ordinary shares contingently redeemable

Ordinary shares contingently redeemable are the restricted shares issued by the Group with repurchase clauses. The Group’s consideration shares issued are redeemable and are presented as a temporary equity in the mezzanine section of the balance sheet.

<24> Noncontrolling interest

A noncontrolling interest in a subsidiary or VIE of the Group represents the portion of the equity in the subsidiary or VIE not directly or indirectly attributable to the Group. Noncontrolling interests are presented as a separate component of equity in the consolidated balance sheets. Net income (loss) and other comprehensive income (loss) are attributed to both the controlling and noncontrolling interests.

<25> (Loss) income per share

Basic (loss) income per share is computed by dividing net (loss) income attributable to the holders of ordinary shares by the weighted average number of ordinary shares outstanding during the year. Diluted (loss) income per share is calculated by dividing net (loss) income attributable to the holders of ordinary shares as adjusted for the effect of dilutive ordinary share equivalents, if any, by the weighted average number of ordinary shares and dilutive ordinary share equivalents outstanding during the period. Ordinary share equivalents of stock options and warrants are calculated using the treasury stock method. Ordinary share equivalents are not included in the denominator of the diluted (loss) income per share calculation when inclusion of such shares would be anti-dilutive, such as in a period in which a net loss is recorded.

<26> Segment reporting

Operating segments are defined as components of an enterprise for which separate financial information is available and regularly reviewed by the Chief Operating Decision Maker (“CODM”) to make strategic decisions, allocate resources, and assess financial performance. The Group’s Chief Executive Officer (“CEO”) serves as the CODM, responsible for strategic decisions regarding operations and financial management. As of December 31, 2025, the Group has two reportable segments, each evaluated separately by the CODM: Cryptocurrency Mining and Online game services (consists of corporate and Online game services and others). The CODM uses revenue, expenses, and segment assets of the Group’s two reportable segments to assess their performance. The Group generates its revenues from customers in Greater China, Asia/Eastern Europe, and North America.

<27> Certain risks and concentration

Financial instruments that potentially subject the Group to significant concentrations of credit risk consist primarily of cash and cash equivalents and accounts receivable and prepayments and other current assets and purchase concentration. As of December 31, 2024 and 2025, substantially all of the Group’s cash and cash equivalents were held by major financial institutions, which management believes are of high credit worthiness.

No customer individually accounted for more than 10% of the Group’s total revenue for any of the periods presented.

No supplier individually accounted for more than 10% of the Group’s total cost of revenues for the years ended December 31, 2023 and 2024. For the year ended December 31, 2025, one supplier accounted for approximately 12% of the Group’s total cost of revenues.

Two customers accounted for 23% and 13%, and one customer-related party account for 62%, respectively, of the Group’s total accounts receivable balance (third party and related party) as of December 31, 2025. No customer individually accounted for more than 10% of the Group’s total accounts receivable balance as of December 31, 2024. One supplier accounted for 36%, and one supplier-related party account for 19%, respectively, of the Group’s total accounts payable balance (third party and related party) as of December 31, 2025. No supplier individually accounted for more than 10% of the Group’s total accounts payable balance as of December 31, 2024.

<28> Fair value measurements

Fair value is the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Group considers the principal or most advantageous market in which it would transact and considers assumptions that market participants would use when pricing the asset or liability. The fair value measurement guidance provides a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement as follows:

Level 1 inputs are unadjusted quoted prices in active markets for identical assets that the management has the ability to access at the measurement date.

Level 2 inputs include quoted prices for similar assets in active markets, quoted prices for identical or similar assets in markets that are not active, inputs other than quoted prices that are observable for the asset (i.e., interest rates, yield curves, etc.), and inputs that are derived principally from or corroborated by observable market data by correlation or other means (market corroborated inputs).

Level 3 inputs include unobservable inputs to the valuation methodology that reflect management’s assumptions about the assumptions that market participants would use in pricing the asset. Management develops these inputs based on the best information available, including their own data.

The Group measures its investment accounted for under readily determinable fair values (see Note 11), and cryptocurrencies (see Note 15), which are classified within Level 1, conversion feature derivative liability (see Note 23), warrants (see Note 24), and call option assets (see Note 12) and put option liabilities (see Note 17), which are classified within Level 3. See Note 25. Fair Value Measurement.

<29> Financial instruments

Financial instruments primarily consist of cash and cash equivalents, accounts receivable, investments, accounts payable, convertible notes and short-term borrowings. The carrying value of the Group’s cash and cash equivalents, accounts receivable, short-term investments, accounts payable, convertible notes and short-term borrowings approximate their fair values due to the short-term nature of these instruments.

<30> Deconsolidation of subsidiary

When the Group ceases to have a controlling financial interest in a subsidiary, the subsidiary is deconsolidated as of the date control is lost, in accordance with ASC 810. Upon deconsolidation, the Group derecognizes the assets, liabilities, and equity components of the former subsidiary, including any noncontrolling interest and amounts previously recognized in accumulated other comprehensive income (loss). A gain or loss on deconsolidation is recognized, measured as the difference between (i) the aggregate of the fair value of any consideration received, the fair value of any retained noncontrolling investment in the former subsidiary, and the carrying amount of any noncontrolling interest at the date of deconsolidation, and (ii) the carrying amount of the former subsidiary’s assets and liabilities. If the deconsolidated subsidiary is a foreign entity, any foreign currency translation adjustment accumulated in other comprehensive income (loss) related to that entity is reclassified and included in the calculation of the gain or loss on deconsolidation

<31> Discontinued Operations

The Group assesses components of its business that it may consider for disposal by sale, abandonment, exchange, or distribution to owners. A component of an entity, which may be in the form of a legal entity, division, product line, or group of assets and liabilities with identifiable cash flows, is classified as a discontinued operation when the disposal represents a strategic shift that has or will have a major effect on the Group’s operations and financial results, in accordance with ASC 205-20. The results of operations of discontinued operations are presented separately in the consolidated statements of operations and comprehensive income (loss), and the associated assets and liabilities are presented as held for sale on the consolidated balance sheets.

<32> Reclassifications

Certain prior period amounts have been reclassified to conform to the current period presentation. The reclassifications did not have a material impact on the Company’s Consolidated Financial Statements and related disclosures. The impact on any prior period disclosures was immaterial.

<33> Recently Issued and Adopted Accounting Pronouncements

<33.1> Recently Issued Accounting Pronouncements

The Group continually assesses any new accounting pronouncements to determine their applicability. When it is determined that a new accounting pronouncement affects the Group’s financial reporting, the Group undertakes a study to determine the consequences of the change to its consolidated financial statements and assures that there are proper controls in place to ascertain that the Group’s consolidated financial statements properly reflect the change.

In December 2025, the Financial Accounting Standards Board (“FASB”) Issued ASU 2025-10 – Government Grants (Topic 832): Addressing the long-standing gap in U.S. GAAP regarding government grants received by for-profit business entities. Under the new guidance, grants are recognized when there is reasonable assurance that the entity will comply with the applicable conditions and that the grant will be received, and are measured at the fair value of the assets received or receivable. The guidance is effective for fiscal years beginning after December 15, 2028, with early adoption permitted, and may be applied using a modified prospective, modified retrospective or retrospective approach. The Group is evaluating the impact of this guidance on its consolidated financial statements and disclosures.

In September 2025, the FASB issued ASU 2025-06, Intangibles: Goodwill and Other-Internal-Use Software (Subtopic 350-40): Targeted Improvements to the Accounting for Internal-Use Software (ASU 2025-06). The guidance modernizes the accounting for software costs and enhances the transparency about an entity’s software costs. The guidance is effective for the fiscal years beginning after December 15, 2027 and for interim periods within those fiscal years. This ASU can be applied prospectively, retrospectively, or under a modified transition approach. The Group is currently evaluating the impact of the new standard and do not expect to have a material impact on its consolidated financial statements resulting from adoption of the new standard.

In July 2025, the FASB issued ASU 2025-05, Financial Instruments—Credit Losses (Topic 326): Measurement of Credit Losses for Accounts Receivable and Contract Assets (“ASU 2025-05”), which allows entities to elect a practical expedient to assume that current conditions as of the balance sheet date will remain unchanged for the remaining life of current accounts receivable and contract assets arising from revenue contracts under ASC 606 when estimating expected credit losses. ASU 2025-05 is effective for annual reporting periods beginning after December 15, 2025, with early adoption permitted. The Group applies ASU 2025-05 on a prospective basis and does not expect this guidance to have a material impact on its consolidated financial statements and disclosures.

In November 2024, the FASB issued ASU 2024-04, Debt—Debt with Conversion and Other Options (Subtopic 470-20) (“ASU 2024-04”), which clarifies the requirements for determining whether certain settlements of convertible debt instruments should be accounted for as induced conversions. ASU 2024-04 is effective for annual reporting periods beginning after December 15, 2025, with early adoption permitted. The Group does not expect this guidance to have a material impact on its consolidated financial statements and disclosures. In November 2024, the FASB issued ASU 2024-03, Income Statement—Reporting Comprehensive Income—Expense Disaggregation Disclosures (Subtopic 220-40) (“ASU 2024-03”), which requires entities to disaggregate and disclose the nature and amount of significant expense categories, including employee compensation, depreciation, and amortization, in the notes to the financial statements.

In November 2024, the FASB issued ASU No. 2024-03, Income Statement - Reporting Comprehensive Income - Expense Disaggregation Disclosures (Subtopic 220-40): Disaggregation of Income Statement Expenses (“ASU 2024-03”), and in January 2025, the FASB issued ASU No. 2025-01, Income Statement - Reporting Comprehensive Income - Expense Disaggregation Disclosures (Subtopic 220-40): Clarifying the Effective Date (“ASU 2025-01”). ASU 2024-03 requires additional disclosure of the nature of expenses included in the income statement as well as disclosures about specific types of expenses included in the expense captions presented in the income statement. ASU 2024-03, as clarified by ASU 2025-01, is effective for annual reporting periods beginning after December 15, 2026, and interim periods within annual reporting periods beginning after December 15, 2027. This ASU should be applied prospectively with the option to apply the standard retrospectively. The Group is currently evaluating the impact that the updated guidance will have on its consolidated financial statements and disclosures and does not intend to early adopt or apply the standard retrospectively.

Other recently issued accounting pronouncements not discussed above are not expected to have a material impact on the Group’s consolidated financial statements upon adoption. The Group does not discuss recent pronouncements that are not anticipated to have an impact on or are unrelated to its consolidated financial condition, results of operations, cash flows, or disclosures.

<33.2> Recently Adopted Accounting Pronouncements

Adoption of ASU 2024-02

In March 2024, the FASB issued ASU 2024-02, Codification Improvements—Amendments to Remove References to the Concepts Statements (“ASU 2024-02”), which removes extraneous references to the FASB Concepts Statements from the Codification. ASU 2024-02 was effective for the Group for fiscal year 2025. The adoption of ASU 2024-02 did not have a material impact on the Group’s consolidated financial statements and disclosures.

Adoption of ASU 2023-09

In December 2023, the Financial Accounting Standards Board (“FASB”) issued ASU 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures (“ASU 2023-09”), which improves income tax disclosures. The amendments require the disclosure of specific categories in the rate reconciliation and additional information for reconciling items that meet a quantitative threshold. The amendments also require disaggregated information about the amount of income taxes paid (net of refunds received), Income (or loss) from continuing operations before income tax expense (or benefit) and Income tax expense (or benefit) from continuing operations. The new guidance is required to be applied either prospectively or retrospectively. This guidance is effective for the Group’s fiscal years beginning after December 15, 2024. Early adoption is permitted. Beginning January 1, 2025, the Group adopted ASU 2023-09 prospectively. See Note 19 – Taxation in the accompanying notes to the consolidated financial statements for further detail.